Note 10 - Deposits (Details) - Deposits (Parentheticals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Noninterest bearing deposits	$ 22,570	$ 25,538